Contract assets (Tables)	12 Months Ended
Dec. 31, 2024
Contract assets [Abstract]
Schedule of Contract Assets
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Arising from performance under construction contracts	88,637	2,194
Loss allowance	(10,953)	(2,194)
	77,684	—